Shareholder Report, Line Graph (Details) - J.P. Morgan Emerging Markets Bond Index Global Diversified - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Aug. 28, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Account Value [Line Items]
Account Value	$ 13,613	$ 13,882	$ 13,077	$ 13,038	$ 12,778	$ 11,705	$ 11,972	$ 11,716	$ 11,502	$ 10,639	$ 11,149	$ 12,588	$ 13,990	$ 14,052	$ 14,151	$ 13,599	$ 14,246	$ 13,465	$ 13,160	$ 11,723		$ 13,534	$ 13,293	$ 13,096	$ 12,583	$ 11,765	$ 11,915	$ 11,646	$ 12,074	$ 12,289	$ 12,148	$ 11,836	$ 11,576	$ 11,146	$ 11,613	$ 11,162	$ 10,629	$ 10,118	$ 9,993		$ 10,167	$ 10,201	$ 10,000
Account Value	13,452	13,718	12,923	12,884	12,627	11,567	11,831	11,578	11,366	10,514	11,017	12,439	13,824	13,886	13,984	13,438	14,077	13,306	13,005	11,584		13,374	13,136	12,941	12,434	11,626	11,774	11,509	11,931	12,143	12,004	11,696	11,440	11,014	11,475	11,030	10,503	9,999	9,875	$ 10,000
Account Value	672,597	685,900	646,136	644,184	631,333	578,329	591,539	578,887	568,302	525,682	550,841	621,954	691,224	694,290	699,182	671,913	703,862	665,294	650,239	579,214		$ 668,699	$ 656,793	$ 647,057	$ 621,714	$ 581,298	$ 588,687	$ 575,430	$ 596,570	$ 607,163	$ 600,201	$ 584,795	$ 571,978	$ 550,689	$ 573,763	$ 551,477	$ 525,140	$ 499,938	$ 493,754	$ 500,000
Account Value	$ 11,343	$ 11,567	$ 10,896	$ 10,863	$ 10,647	$ 9,753	$ 9,976	$ 9,762	$ 9,584	$ 8,865	$ 9,289	$ 10,489	$ 11,657	$ 11,708	$ 11,791	$ 11,331	$ 11,870	$ 11,219	$ 10,966	$ 9,768	$ 10,000